Distribution Date:	01/18/22	Wells Fargo Commercial Mortgage Trust 2015-P2
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-P2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Don Simon	(203) 660-6100
Historical Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000AAQ0	1.969000%	28,655,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2A	95000AAR8	3.117000%	70,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2B	95000AAS6	4.673526%	82,513,000.00	0.08	0.08	0.00	0.01	0.00	0.09	0.00	0.00%	30.00%
A-3	95000AAT4	3.541000%	209,000,000.00	209,000,000.00	29,999,999.90	616,724.17	2,571,926.98	0.00	33,188,651.05	179,000,000.10	38.59%	30.00%
A-4	95000AAU1	3.809000%	253,790,000.00	253,790,000.00	0.00	805,571.76	0.00	0.00	805,571.76	253,790,000.00	38.59%	30.00%
A-SB	95000AAV9	3.656000%	57,582,000.00	46,625,141.72	890,527.64	142,051.27	79,984.26	0.00	1,112,563.17	45,734,614.08	38.59%	30.00%
A-S	95000AAW7	4.013000%	47,605,000.00	47,605,000.00	0.00	159,199.05	0.00	0.00	159,199.05	47,605,000.00	32.48%	25.25%
B	95000AAZ0	4.255000%	61,385,000.00	61,385,000.00	0.00	217,660.98	0.00	0.00	217,660.98	61,385,000.00	24.60%	19.13%
C	95000ABA4	4.673526%	50,110,000.00	50,110,000.00	0.00	195,158.66	0.00	0.00	195,158.66	50,110,000.00	18.17%	14.13%
D	95000AAC1	3.241000%	56,373,000.00	56,373,000.00	0.00	152,254.08	0.00	0.00	152,254.08	56,373,000.00	10.93%	8.50%
E	95000AAE7	4.673526%	22,550,000.00	22,550,000.00	0.00	87,823.35	0.00	0.00	87,823.35	22,550,000.00	8.04%	6.25%
F	95000AAG2	4.673526%	11,275,000.00	11,275,000.00	0.00	43,911.67	0.00	0.00	43,911.67	11,275,000.00	6.59%	5.13%
G	95000AAJ6	4.673526%	51,363,025.00	51,363,025.00	0.00	196,538.70	0.00	0.00	196,538.70	51,363,025.00	0.00%	0.00%
V	95000AAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000AAN7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,002,201,025.00	810,076,166.80	30,890,527.62	2,616,893.69	2,651,911.25	0.00	36,159,332.56	779,185,639.18

Notional Certificates
X-A	95000AAX5	0.960455%	749,145,000.00	557,020,141.80	0.00	445,827.27	1,213,491.31	0.00	1,659,318.58	526,129,614.18
X-B	95000AAY3	0.418526%	61,385,000.00	61,385,000.00	0.00	21,409.36	0.00	0.00	21,409.36	61,385,000.00
X-D	95000AAA5	1.432526%	56,373,000.00	56,373,000.00	0.00	67,296.50	0.00	0.00	67,296.50	56,373,000.00
Notional SubTotal			866,903,000.00	674,778,141.80	0.00	534,533.13	1,213,491.31	0.00	1,748,024.44	643,887,614.18

Deal Distribution Total					30,890,527.62	3,151,426.82	3,865,402.56	0.00	37,907,357.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000AAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2A	95000AAR8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2B	95000AAS6	0.00000097	0.00000097	0.00000000	0.00000000	0.00000000	0.00000012	0.00000000	0.00000109	0.00000000
A-3	95000AAT4	1,000.00000000	143.54066938	2.95083335	0.00000000	0.00000000	12.30587072	0.00000000	158.79737344	856.45933062
A-4	95000AAU1	1,000.00000000	0.00000000	3.17416667	0.00000000	0.00000000	0.00000000	0.00000000	3.17416667	1,000.00000000
A-SB	95000AAV9	809.71730263	15.46538224	2.46693880	0.00000000	0.00000000	1.38904970	0.00000000	19.32137074	794.25192039
A-S	95000AAW7	1,000.00000000	0.00000000	3.34416658	0.00000000	0.00000000	0.00000000	0.00000000	3.34416658	1,000.00000000
B	95000AAZ0	1,000.00000000	0.00000000	3.54583335	0.00000000	0.00000000	0.00000000	0.00000000	3.54583335	1,000.00000000
C	95000ABA4	1,000.00000000	0.00000000	3.89460507	0.00000000	0.00000000	0.00000000	0.00000000	3.89460507	1,000.00000000
D	95000AAC1	1,000.00000000	0.00000000	2.70083338	0.00000000	0.00000000	0.00000000	0.00000000	2.70083338	1,000.00000000
E	95000AAE7	1,000.00000000	0.00000000	3.89460532	0.00000000	0.00000000	0.00000000	0.00000000	3.89460532	1,000.00000000
F	95000AAG2	1,000.00000000	0.00000000	3.89460488	0.00000000	0.00000000	0.00000000	0.00000000	3.89460488	1,000.00000000
G	95000AAJ6	1,000.00000000	0.00000000	3.82646271	0.06814240	1.42378199	0.00000000	0.00000000	3.82646271	1,000.00000000
V	95000AAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000AAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000AAX5	743.54115932	0.00000000	0.59511479	0.00000000	0.00000000	1.61983503	0.00000000	2.21494982	702.30678197
X-B	95000AAY3	1,000.00000000	0.00000000	0.34877185	0.00000000	0.00000000	0.00000000	0.00000000	0.34877185	1,000.00000000
X-D	95000AAA5	1,000.00000000	0.00000000	1.19377184	0.00000000	0.00000000	0.00000000	0.00000000	1.19377184	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/21 - 12/30/21	30	0.00	616,724.17	0.00	616,724.17	0.00	0.00	0.00	616,724.17	0.00
A-4	12/01/21 - 12/30/21	30	0.00	805,571.76	0.00	805,571.76	0.00	0.00	0.00	805,571.76	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	142,051.27	0.00	142,051.27	0.00	0.00	0.00	142,051.27	0.00
X-A	12/01/21 - 12/30/21	30	0.00	445,827.27	0.00	445,827.27	0.00	0.00	0.00	445,827.27	0.00
X-B	12/01/21 - 12/30/21	30	0.00	21,409.36	0.00	21,409.36	0.00	0.00	0.00	21,409.36	0.00
X-D	12/01/21 - 12/30/21	30	0.00	67,296.50	0.00	67,296.50	0.00	0.00	0.00	67,296.50	0.00
A-S	12/01/21 - 12/30/21	30	0.00	159,199.05	0.00	159,199.05	0.00	0.00	0.00	159,199.05	0.00
B	12/01/21 - 12/30/21	30	0.00	217,660.98	0.00	217,660.98	0.00	0.00	0.00	217,660.98	0.00
C	12/01/21 - 12/30/21	30	0.00	195,158.66	0.00	195,158.66	0.00	0.00	0.00	195,158.66	0.00
D	12/01/21 - 12/30/21	30	0.00	152,254.08	0.00	152,254.08	0.00	0.00	0.00	152,254.08	0.00
E	12/01/21 - 12/30/21	30	0.00	87,823.35	0.00	87,823.35	0.00	0.00	0.00	87,823.35	0.00
F	12/01/21 - 12/30/21	30	0.00	43,911.67	0.00	43,911.67	0.00	0.00	0.00	43,911.67	0.00
G	12/01/21 - 12/30/21	30	69,359.62	200,038.70	0.00	200,038.70	3,500.00	0.00	0.00	196,538.70	73,129.75
Totals			69,359.62	3,154,926.82	0.00	3,154,926.82	3,500.00	0.00	0.00	3,151,426.82	73,129.75

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	Additional Information
Total Available Distribution Amount (1)	37,907,357.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,277,003.22	Master Servicing Fee	11,250.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,975.39
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.78
ARD Interest	0.00	Operating Advisor Fee	1,127.68
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,277,003.22	Total Fees	16,912.16

Principal		Expenses/Reimbursements
Scheduled Principal	890,527.62	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	30,000,000.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	30,890,527.62	Total Expenses/Reimbursements	3,500.00

		Interest Reserve Deposit	105,164.23

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	3,865,402.56	Interest Distribution	3,151,426.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	30,890,527.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	3,865,402.56
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	3,865,402.56	Total Payments to Certificateholders and Others	37,907,357.00
Total Funds Collected	38,032,933.40	Total Funds Distributed	38,032,933.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	810,076,167.20	810,076,167.20	Beginning Certificate Balance	810,076,166.80
(-) Scheduled Principal Collections	890,527.62	890,527.62	(-) Principal Distributions	30,890,527.62
(-) Unscheduled Principal Collections	30,000,000.00	30,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	779,185,639.58	779,185,639.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	810,099,064.97	810,099,064.97	Ending Certificate Balance	779,185,639.18
Ending Actual Collateral Balance	779,224,198.33	779,224,198.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP	Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP
1,000,000 or less	5	4,017,000.00	0.52%	46	5.1579	1.902735	1.30 or less	10	195,440,617.41	25.08%	46	4.8437	0.637979
1,000,001 to 2,000,000	2	3,206,037.99	0.41%	46	4.7088	1.269446	1.31 to 1.40	7	114,394,401.61	14.68%	47	4.5354	1.334970
2,000,001 to 3,000,000	2	5,161,149.84	0.66%	47	4.6968	2.820159	1.41 to 1.50	2	43,651,156.36	5.60%	47	4.8565	1.468280
3,000,001 to 4,000,000	4	14,532,440.38	1.87%	46	4.7943	1.964634	1.51 to 1.60	2	22,859,451.56	2.93%	45	4.8502	1.549896
4,000,001 to 5,000,000	7	32,098,709.11	4.12%	46	4.7392	1.939421	1.61 to 1.70	5	48,508,151.06	6.23%	45	4.5388	1.662981
5,000,001 to 6,000,000	4	22,431,654.56	2.88%	47	4.6529	2.076637	1.71 to 1.80	5	40,502,569.90	5.20%	46	4.6850	1.762077
6,000,001 to 7,000,000	6	37,517,993.91	4.82%	46	4.7805	1.708001	1.81 to 1.90	7	26,644,700.70	3.42%	46	4.7115	1.868019
7,000,001 to 8,000,000	3	22,910,000.00	2.94%	46	4.8317	2.089222	1.91 to 2.00	3	16,512,500.00	2.12%	46	4.5776	1.936481
8,000,001 to 9,000,000	5	41,478,277.63	5.32%	47	4.6955	2.128792	2.01 to 2.25	4	30,267,762.67	3.88%	46	4.7771	2.072150
9,000,001 to 10,000,000	1	9,481,916.66	1.22%	46	4.7930	2.063600	2.26 to 2.75	7	91,817,621.83	11.78%	46	4.6441	2.597336
10,000,001 to 15,000,000	7	84,448,790.68	10.84%	46	4.5987	1.814424	2.76 or greater	7	70,202,574.33	9.01%	46	4.5547	3.421247
15,000,001 to 20,000,000	3	50,157,969.15	6.44%	45	4.6683	1.519977	Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689
20,000,001 to 30,000,000	4	90,151,993.75	11.57%	46	4.6437	1.201183
30,000,001 to 50,000,000	4	154,425,848.27	19.82%	46	4.7938	2.284287
50,000,001 to 70,000,000	1	57,657,734.04	7.40%	47	4.9500	(0.272100)
70,000,001 to 80,000,000	1	71,123,991.46	9.13%	47	4.3140	1.318900
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	20	78,384,132.15	10.06%	44	4.7422	NAP	West Virginia	1	20,504,952.98	2.63%	45	4.7300	1.091900
Alaska	1	34,004,887.95	4.36%	46	4.6700	3.476700	Totals	81	779,185,639.58	100.00%	46	4.6996	1.624689
California	10	85,204,410.06	10.94%	46	4.5952	2.288797
									Property Type³
Colorado	2	21,320,000.00	2.74%	45	4.3701	1.958273
Delaware	2	12,565,699.52	1.61%	46	4.7893	2.098456		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	4	65,395,391.45	8.39%	44	4.8062	1.601820		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	7,891,744.69	1.01%	47	4.8194	1.778105	Defeased	20	78,384,132.15	10.06%	44	4.7422	NAP
Kentucky	1	12,397,008.72	1.59%	47	4.8800	0.705900	Industrial	3	38,277,605.71	4.91%	45	4.6808	2.176581
Louisiana	2	10,220,844.71	1.31%	46	4.6000	1.571784	Lodging	7	126,666,408.94	16.26%	47	4.8497	0.990542
Maryland	1	11,852,334.01	1.52%	44	4.5800	1.244300	Mixed Use	2	12,650,000.00	1.62%	46	4.4136	2.765518
Michigan	2	25,809,914.56	3.31%	47	4.7973	1.734948	Multi-Family	7	97,922,735.63	12.57%	46	4.6631	2.303979
Minnesota	1	812,500.00	0.10%	47	5.1400	1.915600	Office	4	72,217,969.04	9.27%	45	4.7336	1.337397
Missouri	2	1,501,500.00	0.19%	47	5.1706	1.892436	Other	1	24,457,995.99	3.14%	44	4.2800	1.682000
Nevada	2	18,223,321.07	2.34%	46	4.6302	2.187978	Retail	26	241,591,940.23	31.01%	46	4.6698	1.510196
New Jersey	1	50,000,000.00	6.42%	46	4.7600	2.741300	Self Storage	11	87,016,851.89	11.17%	47	4.7063	2.070135
New York	2	55,457,995.99	7.12%	46	4.6266	1.574005	Totals	81	779,185,639.58	100.00%	46	4.6996	1.624689
North Carolina	1	6,027,481.20	0.77%	46	5.0700	1.659600
Ohio	3	18,657,804.57	2.39%	46	4.7725	1.317497
Oklahoma	3	16,877,782.97	2.17%	46	5.1062	1.716872
Pennsylvania	3	10,480,342.43	1.35%	47	5.0974	0.501028
South Carolina	1	9,481,916.66	1.22%	46	4.7930	2.063600
South Dakota	1	71,123,991.46	9.13%	47	4.3140	1.318900
Tennessee	3	35,088,835.15	4.50%	47	4.6570	1.017268
Texas	6	42,243,113.24	5.42%	47	4.7424	1.761134
Washington	3	57,657,734.04	7.40%	47	4.9500	(0.272100)

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP	Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP
	4.250% or less	1	4,823,834.42	0.62%	46	4.2200	3.401400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	158,346,348.39	20.32%	46	4.3460	1.765199	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	22	207,642,905.83	26.65%	46	4.6528	2.047362	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	18	295,388,486.75	37.91%	46	4.8606	1.304219	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	18,311,590.93	2.35%	47	5.0757	1.582372	49 months or greater	59	700,801,507.43	89.94%	46	4.6948	1.643959
	5.251% or greater	3	16,288,341.11	2.09%	46	5.3298	1.032679	Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689
	Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP	Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP
	60 months or less	59	700,801,507.43	89.94%	46	4.6948	1.643959	Interest Only	17	166,852,000.00	21.41%	46	4.7056	2.244374
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	42	533,949,507.43	68.53%	46	4.6915	1.456337
	Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	78,384,132.15	10.06%	44	4.7422	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	58	696,028,166.32	89.33%	46	4.6897	1.660205
	13 months to 24 months	1	4,773,341.11	0.61%	46	5.4500	(0.725100)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	779,185,639.58	100.00%	46	4.6996	1.624689
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	303161047	RT	Sioux Falls	SD	Actual/360	4.314%	264,611.85	107,158.54	0.00	N/A	12/01/25	--	71,231,150.00	71,123,991.46	01/01/22
3	305200003	LO	Seattle	WA	Actual/360	4.950%	246,116.27	82,152.28	0.00	N/A	12/01/25	--	57,739,886.32	57,657,734.04	01/01/22
4	305200004	OF	Doral	FL	Actual/360	4.860%	165,174.26	47,201.59	0.00	N/A	09/01/25	--	39,468,161.91	39,420,960.32	01/01/22
5	305200005	IN	Doral	FL	Actual/360	4.860%	69,028.05	19,726.04	0.00	N/A	09/01/25	--	16,494,157.17	16,474,431.13	01/01/22
6	304101484	MF	Bayonne	NJ	Actual/360	4.760%	204,944.44	0.00	0.00	N/A	11/06/25	--	50,000,000.00	50,000,000.00	01/06/22
7	305200007	IN	Various	Various	Actual/360	4.640%	155,139.77	56,025.66	0.00	N/A	08/01/25	05/01/25	38,828,083.83	38,772,058.17	01/01/22
8	304101462	LO	Anchorage	AK	Actual/360	4.670%	136,985.28	59,283.26	0.00	N/A	11/06/25	--	34,064,171.21	34,004,887.95	01/06/22
11	304101483	SS	New York	NY	Actual/360	4.900%	130,802.78	0.00	0.00	N/A	12/06/25	--	31,000,000.00	31,000,000.00	01/06/22
12	600929339	98	Los Angeles	CA	Actual/360	4.650%	120,125.00	30,000,000.00	0.00	N/A	12/11/25	--	30,000,000.00	0.00	01/11/22
13	305200013	98	Jamaica	NY	Actual/360	4.280%	90,263.52	33,160.92	0.00	N/A	09/01/25	--	24,491,156.91	24,457,995.99	01/01/22
14	305200014	LO	Nashville	TN	Actual/360	4.690%	97,865.79	29,571.29	0.00	N/A	12/01/25	--	24,232,535.93	24,202,964.64	01/01/22
15	305200015	RT	Barboursville	WV	Actual/360	4.730%	83,643.48	30,853.87	0.00	N/A	10/01/25	--	20,535,806.85	20,504,952.98	01/01/22
16	304101485	RT	Ann Arbor	MI	Actual/360	4.930%	89,210.40	27,950.97	0.00	N/A	12/06/25	--	21,014,031.11	20,986,080.14	01/06/22
17	28000825	MU	Dickinson	TX	Actual/360	4.751%	69,966.41	29,158.04	0.00	N/A	12/06/25	--	17,101,940.44	17,072,782.40	01/06/22
18	600932208	RT	Huntington Park	CA	Actual/360	4.800%	75,248.79	21,814.30	0.00	N/A	11/11/25	--	18,205,352.32	18,183,538.02	01/11/22
19	303161032	OF	Denver	CO	Actual/360	4.310%	57,526.53	0.00	0.00	N/A	10/01/25	--	15,500,000.00	15,500,000.00	01/01/22
20	310927688	RT	Costa Mesa	CA	Actual/360	4.480%	53,093.80	17,675.87	0.00	N/A	11/11/25	--	13,762,792.88	13,745,117.01	01/11/22
21	28000804	MF	Dublin	OH	Actual/360	4.750%	51,823.88	18,859.33	0.00	N/A	11/06/25	--	12,670,015.69	12,651,156.36	01/06/22
22	310931715	OF	Louisville	KY	Actual/360	4.880%	52,160.35	15,553.61	0.00	N/A	12/11/25	--	12,412,562.33	12,397,008.72	12/11/21
23	304101486	SS	Various	MI	Actual/360	4.940%	50,795.06	15,850.02	0.00	N/A	12/06/25	--	11,940,852.51	11,925,002.49	01/06/22
24	305200024	MF	Salisbury	MD	Actual/360	4.580%	46,803.77	15,081.66	0.00	N/A	09/01/25	--	11,867,415.67	11,852,334.01	01/01/22
25	28000803	MF	San Marcos	TX	Actual/360	4.400%	45,466.67	0.00	0.00	N/A	11/06/25	--	12,000,000.00	12,000,000.00	01/06/22
26	305200026	IN	Hawthorne	CA	Actual/360	4.550%	46,233.06	0.00	0.00	N/A	09/01/25	--	11,800,000.00	11,800,000.00	01/01/22
27	310929347	IN	Las Vegas	NV	Actual/360	4.540%	39,176.59	17,838.67	0.00	N/A	11/11/25	--	10,021,013.25	10,003,174.58	01/11/22
28	28000810	RT	Greenville	SC	Actual/360	4.793%	39,192.62	14,017.98	0.00	N/A	11/06/25	--	9,495,934.64	9,481,916.66	01/06/22
29	410921161	SS	Salinas	CA	Actual/360	4.470%	34,200.44	15,911.32	0.00	N/A	12/01/25	--	8,885,155.25	8,869,243.93	01/01/22
30	303161039	SS	Henderson	NV	Actual/360	4.740%	33,609.31	14,066.28	0.00	N/A	12/01/25	--	8,234,212.77	8,220,146.49	01/01/22
31	304101480	RT	San Angelo	TX	Actual/360	5.040%	35,937.44	13,405.67	0.00	N/A	12/06/25	--	8,280,515.40	8,267,109.73	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	28000801	RT	Wilmington	DE	Actual/360	4.750%	33,072.57	13,875.69	0.00	N/A	11/06/25	--	8,085,653.17	8,071,777.48	01/06/22
33	610931451	MU	Franklin	TN	Actual/360	4.490%	31,124.43	0.00	0.00	N/A	11/11/25	--	8,050,000.00	8,050,000.00	01/11/22
34	28000811	RT	Bixby	OK	Actual/360	5.280%	35,964.13	0.00	0.00	11/06/25	11/06/30	--	7,910,000.00	7,910,000.00	01/06/22
35	410930109	RT	San Leandro	CA	Actual/360	4.610%	30,368.38	0.00	0.00	N/A	11/11/25	--	7,650,000.00	7,650,000.00	01/11/22
36	410930133	SS	Baton Rouge	LA	Actual/360	4.600%	27,073.72	12,041.05	0.00	N/A	11/11/25	--	6,834,879.74	6,822,838.69	01/11/22
37	410931623	SS	Lincoln	CA	Actual/360	4.580%	28,987.58	0.00	0.00	N/A	11/11/25	--	7,350,000.00	7,350,000.00	01/11/22
38	28000799	LO	Lumberton	NC	Actual/360	5.070%	26,379.71	14,827.59	0.00	N/A	11/06/25	--	6,042,308.79	6,027,481.20	01/06/22
39	303161041	RT	Euless	TX	Actual/360	4.825%	26,564.97	8,688.92	0.00	N/A	12/01/25	--	6,393,709.35	6,385,020.43	01/01/22
40	28000817	RT	Mount Prospect	IL	Actual/360	4.727%	25,226.08	8,590.94	0.00	N/A	12/06/25	--	6,197,335.63	6,188,744.69	01/06/22
41	304101479	SS	Lafayette	CA	Actual/360	4.660%	24,470.47	8,052.42	0.00	N/A	11/06/25	--	6,098,136.11	6,090,083.69	01/06/22
42	303161040	RT	Grand Prairie	TX	Actual/360	4.825%	24,979.01	8,170.17	0.00	N/A	12/01/25	--	6,011,995.38	6,003,825.21	01/01/22
43	303161042	RT	Pearland	TX	Actual/360	4.825%	24,285.14	7,943.23	0.00	N/A	12/01/25	--	5,844,995.44	5,837,052.21	01/01/22
44	410923409	SS	Pittsburg	CA	Actual/360	4.520%	21,101.47	9,624.93	0.00	N/A	12/01/25	--	5,421,444.31	5,411,819.38	01/01/22
45	410930480	RT	Colorado Springs	CO	Actual/360	4.530%	22,702.85	0.00	0.00	N/A	11/11/25	--	5,820,000.00	5,820,000.00	01/11/22
46	28000802	LO	Philadelphia	PA	Actual/360	5.450%	22,453.91	11,156.87	0.00	N/A	11/06/25	--	4,784,497.98	4,773,341.11	11/06/21
47	303161044	MF	Oklahoma City	OK	Actual/360	4.733%	21,883.22	6,490.74	0.00	N/A	12/01/25	--	5,369,273.71	5,362,782.97	01/01/22
48	410931893	MF	Westland	MI	Actual/360	4.220%	17,556.33	7,443.12	0.00	N/A	11/11/25	--	4,831,277.54	4,823,834.42	01/11/22
49	28000816	RT	Dover	DE	Actual/360	4.860%	18,838.77	7,576.14	0.00	N/A	11/06/25	--	4,501,498.18	4,493,922.04	01/06/22
50	28000820	RT	York	PA	Actual/360	4.850%	18,718.08	7,508.20	0.00	N/A	12/06/25	--	4,481,881.65	4,474,373.45	01/06/22
51	28000813	OF	Boca Raton	FL	Actual/360	4.686%	19,772.32	0.00	0.00	N/A	11/06/25	--	4,900,000.00	4,900,000.00	01/06/22
52	304101465	MU	Hollywood	FL	Actual/360	4.280%	16,953.56	0.00	0.00	N/A	11/06/25	--	4,600,000.00	4,600,000.00	01/06/22
53	28000818	RT	Reynoldsburg	OH	Actual/360	4.850%	16,872.64	6,767.95	0.00	N/A	12/06/25	--	4,040,006.04	4,033,238.09	01/06/22
54	410921159	SS	Manteca	CA	Actual/360	4.520%	14,736.15	6,721.54	0.00	N/A	12/01/25	--	3,786,050.24	3,779,328.70	01/01/22
55	410931361	SS	Fort Worth	TX	Actual/360	4.780%	15,458.73	5,558.07	0.00	N/A	11/11/25	--	3,755,663.73	3,750,105.66	01/11/22
56	410930551	SS	Baton Rouge	LA	Actual/360	4.600%	13,483.63	5,996.86	0.00	N/A	11/11/25	--	3,404,002.88	3,398,006.02	01/11/22
57	304101487	MF	Lancaster	OH	Actual/360	5.020%	15,496.25	4,680.42	0.00	N/A	09/06/25	--	3,584,790.57	3,580,110.15	01/06/22
58	28000808	RT	Grove	OK	Actual/360	5.280%	16,390.73	0.00	0.00	11/06/25	11/06/30	--	3,605,000.00	3,605,000.00	01/06/22
59	28000819	RT	Dyersburg	TN	Actual/360	4.850%	11,863.57	4,758.72	0.00	N/A	12/06/25	--	2,840,629.23	2,835,870.51	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
60	670923969	RT	Jacksonville	FL	Actual/360	4.850%	11,476.54	5,145.75	0.00	N/A	03/01/24	--	2,747,958.38	2,742,812.63	01/01/22
62	410931363	SS	Brownsville	TX	Actual/360	4.780%	9,953.19	4,127.81	0.00	N/A	08/11/25	--	2,418,106.44	2,413,978.63	01/11/22
63	410921185	SS	Sacramento	CA	Actual/360	4.510%	9,046.57	4,142.70	0.00	N/A	12/01/25	--	2,329,422.03	2,325,279.33	01/01/22
64	28000814	RT	Highland Heights	OH	Actual/360	4.758%	8,099.27	3,387.58	0.00	N/A	11/06/25	--	1,976,797.70	1,973,410.12	01/06/22
65	410931366	SS	San Antonio	TX	Actual/360	4.780%	7,738.99	2,782.50	0.00	N/A	08/11/25	--	1,880,170.18	1,877,387.68	01/11/22
66	410931581	MF	Whitehall	PA	Actual/360	4.630%	4,922.99	2,150.54	0.00	N/A	12/11/25	--	1,234,778.41	1,232,627.87	01/11/22
67	28000812	RT	Farmington	IL	Actual/360	5.160%	3,956.79	0.00	0.00	11/06/25	11/06/30	--	890,500.00	890,500.00	01/06/22
68	28000807	RT	Rice	MN	Actual/360	5.140%	3,596.22	0.00	0.00	12/06/25	12/06/30	--	812,500.00	812,500.00	01/06/22
69	28000805	RT	Bloomington	IL	Actual/360	5.150%	3,603.21	0.00	0.00	11/06/25	11/06/30	--	812,500.00	812,500.00	01/06/22
70	28000824	RT	Gordonville	MO	Actual/360	5.200%	3,434.46	0.00	0.00	12/06/25	12/06/30	--	767,000.00	767,000.00	01/06/22
71	28000806	RT	Troy	MO	Actual/360	5.140%	3,250.98	0.00	0.00	11/06/25	11/06/30	--	734,500.00	734,500.00	01/06/22
Totals							3,277,003.22	30,890,527.62	0.00				810,076,167.20	779,185,639.58
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	18,000,830.29	11,803,918.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	302,611.52	(393,015.00)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,553,228.37	1,833,845.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,857,417.05	896,313.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,694,896.00	6,035,045.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	5,368,615.00	6,832,755.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	568,735.26	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,046,051.00	2,327,825.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,269,504.00	1,245,631.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	1,148,353.20	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,804,994.00	1,222,429.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,290,333.16	1,513,972.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,628,193.00	1,205,776.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,293,788.48	1,061,770.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,145,864.56	1,355,003.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,148,100.63	921,243.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,125,867.52	554,069.77	01/01/21	09/30/21	--	0.00	0.00	67,660.52	67,660.52	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	933,418.00	711,046.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,216,340.62	642,241.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	851,719.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,610,947.26	827,830.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,125,144.00	1,058,962.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,653,825.57	1,444,468.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	9,491.29	0.00
30	1,009,179.68	886,097.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	877,179.42	652,526.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,057,723.18	898,705.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	763,594.00	383,317.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	745,445.00	372,722.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	706,088.22	529,566.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	718,041.37	395,510.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	913,286.61	677,165.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	675,448.41	893,603.82	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	517,649.40	539,445.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	885,136.90	581,903.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	637,209.82	367,743.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	514,869.96	542,256.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	480,799.67	334,028.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	798,205.55	750,994.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	673,731.00	510,156.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	(228,997.00)	0.00	--	--	--	0.00	0.00	33,551.74	67,180.98	0.00	0.00
47	568,601.52	447,964.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,069,346.94	548,151.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	5,989.57	0.00
49	607,094.11	570,708.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	411,280.00	308,460.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	398,614.73	357,103.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	712,567.96	667,307.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	386,881.59	290,161.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	732,023.38	628,631.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	369,459.65	269,886.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	314,657.01	245,354.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	353,499.04	176,749.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	273,540.00	205,155.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	666,185.19	553,362.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	28,110.10	65,270.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	191,829.30	156,524.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	89,738.58	44,869.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	82,683.77	41,342.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	82,147.36	41,073.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	77,464.20	38,732.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	73,797.60	36,898.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	80,304,083.25	60,679,393.95				0.00	0.00	101,212.26	134,841.50	15,480.86	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	600929339	30,000,000.00	Payoff w/ yield maintenance	0.00	3,865,402.56
Totals		30,000,000.00		0.00	3,865,402.56
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	1	4,773,341.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	30,000,000.00	4.699608%	4.674509%	46
12/17/21	1	4,784,497.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.697771%	4.672050%	47
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.697774%	4.672051%	48
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.697775%	4.673532%	49
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.697778%	4.673535%	50
08/17/21	1	4,830,042.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.697779%	4.673537%	51
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.697780%	4.673538%	52
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	28,433,923.96	4.697783%	4.673541%	53
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.706959%	4.683120%	52
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.706967%	4.674697%	53
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.706972%	4.674699%	54
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,728,011.52	4.706982%	4.674704%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	310931715	12/11/21	0	A	67,660.52	67,660.52	0.00	12,412,583.13
46	28000802	11/06/21	1	1	33,551.74	67,180.98	0.00	4,796,325.45	11/15/21	13
Totals					101,212.26	134,841.50	0.00	17,208,908.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		2,742,813	2,742,813		0	0
37 - 48 Months		760,910,827	756,137,486		4,773,341	0
49 - 60 Months		0	0		0	0
> 60 Months		15,532,000	15,532,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	779,185,640	774,412,298	4,773,341	0	0	0
Dec-21	810,076,167	805,291,669	4,784,498	0	0	0
Nov-21	811,042,002	811,042,002	0	0	0	0
Oct-21	811,925,047	811,925,047	0	0	0	0
Sep-21	812,883,670	812,883,670	0	0	0	0
Aug-21	813,759,292	808,929,250	4,830,042	0	0	0
Jul-21	814,631,386	814,631,386	0	0	0	0
Jun-21	815,579,451	815,579,451	0	0	0	0
May-21	844,923,167	844,923,167	0	0	0	0
Apr-21	845,912,925	845,912,925	0	0	0	0
Mar-21	846,815,040	846,815,040	0	0	0	0
Feb-21	847,965,240	847,965,240	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
46	28000802	4,773,341.11	4,796,325.45	9,300,000.00	08/28/15	(292,486.00)	(0.72510)	12/31/20	11/06/25	225
Totals		4,773,341.11	4,796,325.45	9,300,000.00		(292,486.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
46	28000802	LO	PA	11/15/21	13
Loan recently transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	304101463	29,120,238.14	4.97000%	28,941,937.26 4.97000%		1	07/15/20	07/06/20	--
Totals		29,120,238.14		28,941,937.26
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
61	303161034 02/18/21	2,731,838.09	5,400,000.00	2,992,005.97	100,929.28	2,992,005.97	2,891,076.69	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		2,731,838.09	5,400,000.00	2,992,005.97	100,929.28	2,992,005.97	2,891,076.69	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
61	303161034	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
46	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,500.00

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Supplemental Notes
None

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